Income taxes (Tables)	3 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during three months ended March 31, 2024 and March 31, 2023, comprise:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Income Tax expense	$28,324	$14,273